Other Assets - Summary of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 156.8	$ 198.3
Amortized Cost/Cost	156.9	179.8
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	104.4	124.4
Amortized Cost/Cost	105.1	124.5
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	52.4	73.9
Amortized Cost/Cost	$ 51.8	$ 55.3